SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, Outstanding Beginning Balance	2,650,000	1,250,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 0.73	$ 1.10
Options, Granted		1,400,000	1,250,000
Weighted Average Exercise Price, Granted		$ 0.40	$ 1.10
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Expired	283,333
Weighted Average Exercise Price, Expired	$ 1.10
Options, Outstanding Ending Balance	2,366,667	2,650,000	1,250,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.69	$ 0.73	$ 1.10
Options, Exercisable Ending Balance	1,979,167	1,812,500	133,333
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.61	$ 0.73	$ 1.10
Options, Expired	(283,333)
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, Outstanding Beginning Balance	1,400,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 1.10
Options, Outstanding Ending Balance	1,116,667	1,400,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.10	$ 1.10
Options, Exercisable Ending Balance	729,167	562,500
Weighted Average Exercise Price, Exercisable Ending Balance	$ 1.10	$ 1.10
Options Term	4 years 10 days	4 years 3 months 10 days
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, Outstanding Beginning Balance	1,250,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 0.32
Options, Outstanding Ending Balance	1,250,000	1,250,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.32	$ 0.32
Options, Exercisable Ending Balance	1,250,000	1,250,000
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.32	$ 0.32
Options Term	4 years 6 months	5 years